Segmentation of key figures (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of operating segments [line items]
Total assets	$ 133,079	$ 130,124
Total liabilities	(58,852)	(55,233)
Total equity	74,227	74,891	$ 77,122	$ 70,844
Net debt	19,047	16,025
Net operating assets	93,274	90,916
Property, plant and equipment	16,464	15,641
Additions to property, plant and equipment	1,728	1,835
Intangible assets and goodwill	61,747	62,320
Additions to intangible assets and goodwill	1,146	978
Investments in associated companies	15,370	14,304
Additions to investment in associated companies	46	41
Cash and cash equivalents, marketable securities, commodities, time deposits and derivative financial instruments	9,485	7,777
Financial debts and derivative instruments	28,532	23,802
Current income tax and deferred tax liabilities	6,891	8,260
Operating segments [member] | Innovative Medicines
Disclosure of operating segments [line items]
Total assets	54,075	51,911
Total liabilities	(11,457)	(10,007)
Net operating assets	42,618	41,904
Property, plant and equipment	10,857	10,410
Additions to property, plant and equipment	877	996
Intangible assets and goodwill	31,571	31,630
Additions to intangible assets and goodwill	984	865
Investments in associated companies	41	16
Additions to investment in associated companies	6	4
Operating segments [member] | Sandoz
Disclosure of operating segments [line items]
Total assets	18,231	17,611
Total liabilities	(3,459)	(3,168)
Net operating assets	14,772	14,443
Property, plant and equipment	2,525	2,374
Additions to property, plant and equipment	326	316
Intangible assets and goodwill	10,993	10,774
Additions to intangible assets and goodwill	64	45
Investments in associated companies	7	18
Operating segments [member] | Alcon
Disclosure of operating segments [line items]
Total assets	22,014	22,970
Total liabilities	(1,893)	(2,520)
Net operating assets	20,121	20,450
Property, plant and equipment	2,403	2,163
Additions to property, plant and equipment	431	396
Intangible assets and goodwill	16,176	16,914
Additions to intangible assets and goodwill	82	63
Operating segments [member] | Corporate
Disclosure of operating segments [line items]
Total assets	38,759	37,632
Total liabilities	(42,043)	(39,538)
Property, plant and equipment	679	694
Additions to property, plant and equipment	94	127
Intangible assets and goodwill	3,007	3,002
Additions to intangible assets and goodwill	16	5
Investments in associated companies	15,322	14,270
Additions to investment in associated companies	40	37
Cash and cash equivalents, marketable securities, commodities, time deposits and derivative financial instruments	9,485	7,777
Financial debts and derivative instruments	28,532	23,802
Current income tax and deferred tax liabilities	$ 6,891	$ 8,260